Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details) - Capitalized Cost Relating to Oil and Gas Producing Activities Disclosure	Dec. 31, 2015 USD ($)
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
$ 159,286,815
Accumulated depreciation, depletion and amortization	(391,624)
Net capitalized costs	158,895,191
Producing Properties [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved properties	90,167,047
Non-Producing Properties [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved properties	$ 69,119,768